INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major components of tax expense (income) [Table]
Applicable tax rate	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ 1,221	$ 746
Reconciliation to Canadian Statutory Rate
Allowances and special tax deductions	211	184
Impact of foreign tax rates	18	(79)
Non-deductible expenses / (non-taxable income)	111	72
Taxable gains on sales of non-current assets	2	6
Net currency translation losses on current and deferred tax balances	52	289
Tax impact from pass-through entities and equity accounted investments	263	183
Current year tax results sheltered by previously unrecognized deferred tax assets	(5)	(22)
Recognition and derecognition of deferred tax assets	(26)	(142)
Settlements and adjustments in respect of prior years	116	23
Increase to income tax related contingent liabilities	1	54
Impact of tax rate changes	0	(2)
Withholding taxes	70	61
Mining taxes	290	224
Tax impact of amounts recognized within accumulated OCI	0	2
Income tax expense	1,520	861
Disclosure of major components of tax expense (income) [Line Items]
Tax expense (income) at applicable tax rate	1,221	746
Tax Effect Of Allowances And Special Tax Deductions	(211)	(184)
Impact of foreign tax rates	18	(79)
Non-deductible expenses / (non-taxable income)	111	72
Goodwill impairment charges not tax deductible	145	0
Taxable gains on sales of non-current assets	2	6
Net currency translation losses on current and deferred tax balances	52	289
Tax Effect of Income (Loss) of Equity Method Investments	(263)	(183)
Current year tax results sheltered by previously unrecognized deferred tax assets	(5)	(22)
Recognition and derecognition of deferred tax assets	(26)	(142)
Settlements and adjustments in respect of prior years	116	23
Increase to income tax related contingent liabilities	1	54
Impact of tax rate changes	0	(2)
Withholding taxes	70	61
Mining taxes	290	224
Tax impact of amounts recognized within accumulated OCI	0	(2)
Other tax effects for reconciliation between accounting profit and tax expense (income)	(1)	0
Income tax expense	$ 1,520	$ 861